ORDINARY SHARES AND SERIES SEED PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES

16. ORDINARY SHARES AND SERIES SEED PREFERRED SHARES

Ordinary Shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 444,721,650 ordinary shares of US$0.0001 par value as of December 31, 2017.

On March 26, 2018, the Company repurchased 432,000 ordinary shares from Niu Holding Inc. beneficially owned by Mr. Token Yilin Hu at total consideration of US$665,000 (equivalent to RMB4,202,335). Such shares were cancelled immediately upon repurchase.

In October 2018, the Company completed its initial public offering (“the IPO”) of 14,000,000 newly issued Class A ordinary shares, at a public offering price of US$4.5 per share. The net proceeds after deducting underwriting commissions and discounts were US$58,590,000 (equivalent to RMB406,538,433).

Immediately prior to the completion of the IPO, the Company’s authorized share capital was increased to US$500,000 divided into 5,000,000,000 shares comprising of (i) 4,900,000,000 Class A ordinary shares with a par value of US$0.0001 each, (ii) 50,000,000 Class B ordinary shares with a par value of US$0.0001 each and (iii) 50,000,000 shares with a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Company’s post-offering Memorandum and Articles of Association.

Immediately prior to the completion of the IPO, all outstanding preferred shares, including (i) 30,000,000 Series Seed Preferred Shares with a par value of US$0.0001 each, (ii) 16,666,667 of Series A-1 Preferred Shares with a par value of US$0.0001 each, (iii) 3,608,247 of Series A-2 Preferred Shares with a par value of US$0.0001 each, (iv) 15,122,765 Series A-3 Preferred Shares with a par value of US$0.0001 each, and (v) 5,137,859 of Series B Preferred Shares with a par value of US$0.0001 each, were converted into Class A ordinary shares on a one-for-one bases. All outstanding ordinary shares were re-designated and re-classified as Class A ordinary shares on a one-for-one basis, except that 6,615,000 ordinary shares held by ELLY Holdings Limited and 14,027,020 ordinary shares held by Niu Holding Inc. were re-classified and re-designated as Class B ordinary shares on a one-for-one basis.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share entitles the holder to four votes on all matters subject to vote at general meetings of the Company. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On September 5, 2019, a Class B ordinary shareholder converted 1,400,000 Class B ordinary shares to Class A ordinary shares.

As of December 31, 2019, there were 130,174,878 and 19,242,020 Class A and Class B ordinary shares outstanding, respectively.

Series Seed Preferred Shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 30,000,000 Series Seed Preferred Shares of US$0.0001 par value as of December 31, 2017.

Series Seed Preferred Shares were not redeemable and were convertible to ordinary shares at a one-for-one initial conversion ratio at the option of the holder at any time after the date of issuance. The liquidation preference of Series Seed Preferred Shares was preferable to ordinary shares but subordinated to redeemable convertible preferred shares as disclosed in Note 15. Voting rights and dividend rights of Series Seed Preferred Shares were as same as ordinary shares.

Immediately prior to the completion of the IPO, all outstanding Series Seed Preferred Shares were converted into Class A ordinary shares on one-for-one bases.